Retail | Vanguard Pennsylvania Tax-Exempt Money Market Fund
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund (USD $)	Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund		Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Management Expenses		0.14%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.17%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.